UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06600

DWS Value Builder Fund, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period: 12/31/06

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2006 (Unaudited)

DWS Value Builder Fund

	Shares	Value ($)

Common Stocks 74.5%
Consumer Discretionary 13.6%
Auto Components 0.9%
BorgWarner, Inc.	70,000	4,131,400
Hotels Restaurants & Leisure 1.4%
Wyndham Worldwide Corp.*	193,600	6,199,072

Household Durables 0.7%
Champion Enterprises, Inc.*	336,600	3,150,576
Media 9.5%
Clear Channel Communications, Inc.	316,986	11,265,683
Comcast Corp. "A"*	248,000	10,497,840
LodgeNet Entertainment Corp.*	247,079	6,184,387
R.H. Donnelley Corp.*	67,129	4,211,002
Time Warner, Inc.	433,000	9,430,740

		41,589,652
Specialty Retail 1.1%
TJX Companies, Inc.	165,000	4,705,800
Consumer Staples 4.6%
Food & Staples Retailing 1.2%
Costco Wholesale Corp.	100,400	5,308,148
Tobacco 3.4%
Altria Group, Inc.	175,500	15,061,410
Energy 4.3%
Oil, Gas & Consumable Fuels
CONSOL Energy, Inc.	120,000	3,855,600
Kinder Morgan Management LLC*	245,713	11,224,170
Magellan Midstream Holdings LP	173,700	3,873,510

		18,953,280
Financials 21.0%
Consumer Finance 8.1%
AmeriCredit Corp.*	510,000	12,836,700
Capital One Financial Corp.	120,900	9,287,538
First Marblehead Corp.	247,500	13,525,875

		35,650,113
Diversified Financial Services 4.9%
Citigroup, Inc.	385,000	21,444,500
Real Estate Investment Trusts 3.0%
American Financial Realty Trust (REIT)	640,000	7,321,600
American Home Mortgage Investment Corp. (REIT)	157,000	5,513,840
Fieldstone Investment Corp. (REIT)	100,000	438,000

		13,273,440
Real Estate Management & Development 2.4%
Realogy Corp.*	343,250	10,407,340
Thrifts & Mortgage Finance 2.6%
Freddie Mac	165,400	11,230,660
Health Care 16.6%
Health Care Providers & Services 14.3%
Cardinal Health, Inc.	182,250	11,742,368
Coventry Health Care, Inc.*	163,100	8,163,155
Laboratory Corp. of America Holdings*	36,000	2,644,920
UnitedHealth Group, Inc.	30,100	1,617,273
WellPoint, Inc.*	488,600	38,447,934

		62,615,650
Pharmaceuticals 2.3%
Johnson & Johnson	154,000	10,167,080

Industrials 4.3%
Airlines 0.7%
Southwest Airlines Co.	186,000	2,849,520
Building Products 0.5%
American Standard Companies, Inc.	50,000	2,292,500
Industrial Conglomerates 2.4%
Tyco International Ltd.	348,200	10,585,280
Road & Rail 0.7%
Avis Budget Group, Inc.	149,300	3,238,317
Information Technology 6.3%
Computers & Peripherals 3.3%
Hewlett-Packard Co.	142,000	5,848,980
International Business Machines Corp.	90,000	8,743,500

		14,592,480
IT Services 3.0%
First Data Corp.	330,416	8,432,216
MasterCard, Inc. "A"	46,000	4,530,540

		12,962,756
Telecommunication Services 3.8%
Wireless Telecommunication Services
American Tower Corp. "A"*	135,000	5,032,800
NII Holdings, Inc.*	87,166	5,616,977
SBA Communications Corp. "A"*	150,000	4,125,000
Sprint Nextel Corp.	100,000	1,889,000

		16,663,777

Total Common Stocks (Cost $155,048,982)		327,072,751
	Principal Amount ($)	Value ($)

Corporate Bonds 23.1%
Consumer Discretionary 9.5%
Blyth, Inc.:
5.5%, 11/1/2013	4,900,000	4,042,500
7.9%, 10/1/2009	8,350,000	8,391,750
Clear Channel Communications, Inc., 5.5%, 9/15/2014	1,000,000	843,560
Comcast Corp.:
5.5%, 3/15/2011	1,000,000	1,004,217
6.5%, 1/15/2017	650,000	678,289
EchoStar DBS Corp., 6.625%, 10/1/2014	1,000,000	975,000
Expedia, Inc., 144A, 7.456%, 8/15/2018	1,000,000	1,036,833
Knight-Ridder, Inc., 6.625%, 11/1/2007	3,000,000	3,002,367
LodgeNet Entertainment Corp., 9.5%, 6/15/2013	1,000,000	1,077,500
Marriott International, Inc., 5.81%, 11/10/2015	5,700,000	5,602,975
MGM MIRAGE:
5.875%, 2/27/2014	2,000,000	1,850,000
6.625%, 7/15/2015	2,500,000	2,381,250
R.H. Donnelley Corp., 6.875%, 1/15/2013	5,900,000	5,656,625
RadioShack Corp., 6.95%, 9/1/2007	3,000,000	3,015,507
Tenneco Automotive, Inc., 8.625%, 11/15/2014	1,000,000	1,020,000
Time Warner, Inc., 6.875%, 5/1/2012	1,000,000	1,056,749

		41,635,122
Consumer Staples 0.2%
Avon Products, Inc., 6.55%, 8/1/2007	1,000,000	1,003,394

Energy 0.5%
Kinder Morgan Energy Partners LP, 7.125%, 3/15/2012	2,000,000	2,123,114
Financials 2.1%
Capital One Financial Corp., 6.15%, 9/1/2016	250,000	258,553
General Motors Acceptance Corp., 6.875%, 8/28/2012	2,000,000	2,053,648
Host Marriott LP, (REIT), 6.375%, 3/15/2015	500,000	493,125
Jefferies Group, Inc., Series B, 7.5%, 8/15/2007	4,000,000	4,032,128
JPMorgan & Co, Inc., 6.875%, 1/15/2007	2,000,000	2,000,844
Realogy Corp.:
144A, 6.074% **, 10/20/2009	100,000	100,032
144A, 6.15%, 10/15/2011	100,000	102,186
144A, 6.5%, 10/15/2016	100,000	102,385

		9,142,901
Health Care 2.5%
Coventry Health Care, Inc., 5.875%, 1/15/2012	500,000	493,674
HCA, Inc., 5.75%, 3/15/2014	3,000,000	2,490,000
Millipore Corp., 7.5%, 4/1/2007	8,050,000	8,077,909

		11,061,583
Industrials 3.6%
Allied Waste North America, Inc.:
Series B, 5.75%, 2/15/2011	5,350,000	5,176,125
7.25%, 3/15/2015	1,000,000	1,001,250
Lilly Industries, Inc., 7.75%, 12/1/2007	1,000,000	1,017,728
Norfolk Southern Corp.:
5.257%, 9/17/2014	1,367,000	1,354,630
7.35%, 5/15/2007	261,000	262,809
Raychem Corp., 7.2%, 10/15/2008	3,815,000	3,919,439
Union Carbide Corp., 6.7%, 4/1/2009	3,000,000	3,023,439

		15,755,420
Information Technology 0.5%
Electronic Data Systems Corp., Series B, 6.5%, 8/1/2013	2,000,000	2,013,468
Telecommunication Services 2.8%
American Tower Corp.:
7.125%, 10/15/2012	3,000,000	3,082,500
7.5%, 5/1/2012	500,000	517,500
Citizens Communications Co., 6.25%, 1/15/2013	1,800,000	1,766,250
Qwest Communications International, Inc.:
7.25%, 2/15/2011	2,000,000	2,045,000
7.5%, 2/15/2014	3,000,000	3,090,000
Verizon Communications, Inc., 6.46%, 4/15/2008	2,000,000	2,021,346

		12,522,596

Utilities 1.4%
MidAmerican Energy Holdings Co.:
	Series D, 5.0%, 2/15/2014	1,000,000	962,984
	7.63%, 10/15/2007	5,000,000	5,078,460

			6,041,444

Total Corporate Bonds (Cost $100,627,703)			101,299,042
	Foreign Bonds - US$ Denominated 0.9%
Industrials
Tyco International Group SA:
	6.375%, 10/15/2011	1,000,000	1,046,491
	6.75%, 2/15/2011	3,000,000	3,163,206

Total Foreign Bonds - US$ Denominated (Cost $3,495,924)			4,209,697
		Shares	Value ($)

	Preferred Stocks 0.4%
Financials
Real Estate Investment Trust
American Home Mortgage Investment Corp., Series B, 9.25% (REIT) (Cost $1,527,440)		61,000	1,604,300
		Principal Amount ($)	Value ($)

	Repurchase Agreements 0.9%
State Street Bank and Trust Co., 4.4%, dated 12/29/2006, to be repurchased at $3,924,918 on 1/2/2007 (a) (Cost $3,923,000)		3,923,000	3,923,000
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 264,623,049)		99.8	438,108,790
Other Assets and Liabilities, Net		0.2	1,000,617

Net Assets		100.0	439,109,407

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2006.

(a)	Collateralized by $3,470,000 US Treasury Bond, 6.0%, maturing on 2/15/2026 with a value of $4,003,464.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Value Builder Fund, a series of DWS Value Builder Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Value Builder Fund, a series of DWS Value Builder Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 22, 2007